Financial Assets and Liabilities - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other payables [line items]
Other	R$ 16,325	R$ 32,215
Total trade and other payables	3,253,504	2,630,054
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	1,847,222	1,675,553
Natural Gas and Transportation Suppliers [Member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	1,314,946	780,141
Electricity and Transportation Suppliers [Member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	74,893	141,418
Fuel and lubricants suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	R$ 118	R$ 727